Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Infrastructure Capital Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Equity Income ETF
Class Name	Infrastructure Capital Equity Income ETF
Trading Symbol	ICAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF (formerly know as the InfraCap Equity Income Fund ETF) for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/ICAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Equity Income ETF	$256	2.47%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Beta and momentum were factors that positively contributed to ICAP’s relative outperformance to the Bloomberg 500 Dividend Yield Total Return Index (formerly known as the Bloomberg US Large Cap Dividend Yield Total Return Index) (the Fund’s “benchmark”) for the 12-month period. Overweight exposure to the  REIT sector and underweight exposure to the Pharmaceuticals detracted from relative performance.
For the fiscal year ended November 30, 2025, the Fund at NAV returned 7.42%. For the same period, the S&P 500 Index, a broad-based securities market index, returned 15.00%, and the benchmark, which serves as the style-specific index, returned 5.87%.

FACTOR	IMPACT	SUMMARY
Beta	Positive	Overweight exposure to high beta stocks relative to the benchmark contributed to outperformance.
Momentum	Positive	Momentum served as a positive return factor during the fiscal period.
REIT Sector	Negative	Overweight exposure to US REITs relative to the benchmark detracted from relative performance.
Pharmaceutical Sector	Negative	Underweight exposure to pharmaceuticals relative to the benchmark detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
Infrastructure Capital Equity Income ETF NAV	7.42	6.97
S&P 500 TR	15.00	11.21
Bloomberg 500 Dividend Yield Total Return Index	5.87	10.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/ICAP for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 73,573,542
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 499,178
Investment Company Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$73,573,542
Number of Holdings	135
Net Advisory Fee	$499,178
Portfolio Turnover	253%
30-Day SEC Yield	5.72%
30-Day SEC Yield Unsubsidized	5.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of net investments)
Capital Markets	9.2%
Electric Utilities	8.1%
Mortgage REITs	7.4%
Semiconductors & Semiconductor Equipment	6.8%
Banks	6.3%
Oil, Gas & Consumable Fuels	5.4%
Financial Services	5.0%
Diversified REITs	4.4%
Beverages	4.4%
Cash & Other	43.0%

Top 10 Issuers	(% of net assets)
Global Net Lease, Inc.	5.3%
McDonald’s Corp.	4.9%
Marvell Technology, Inc.	4.8%
KKR & Co., Inc.	4.7%
Apollo Global Management, Inc.	4.5%
Goldman Sachs Group, Inc.	4.1%
Amazon.com, Inc.	3.4%
Kenvue, Inc.	3.1%
Chevron Corp.	2.8%
NextEra Energy, Inc.	2.8%

Security Type	(% of net assets)
Common Stocks	102.1%
Preferred Stocks	11.7%
Baby Bonds	6.4%
Convertible Preferred Stocks	2.3%
Common Stocks Sold Short	-1.4%
Written Options	-0.5%
Cash & Other	-20.6%

Updated Prospectus Web Address	https://infracapfund.com/ICAP
Infrastructure Capital Small Cap Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Small Cap Income ETF
Class Name	Infrastructure Capital Small Cap Income ETF
Trading Symbol	SCAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF (formerly known as the InfraCap Small Cap Income ETF) for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/SCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Small Cap Income ETF	$222	2.19%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Momentum and size were factors that positively contributed to SCAP’s relative outperformance to the Bloomberg US 2000 Value Total Return Index (the Fund’s “benchmark”) for the 12-month period. Overweight exposure to the Semiconductor sector positively contributed to SCAP’s total return. Underweight exposure to the Biotech sector detracted from relative performance. Overweight exposure to more profitable companies detracted from its relative performance. Finally, factors such as momentum, liquidity, and company size positively contributed to income and total return.
For the fiscal year ended November 30, 2025, the Fund at NAV returned 2.34%. For the same period, the S&P 500   Index, a broad-based market index, returned 15.00%, and the benchmark, which serves as the style-specific index, returned -0.41%.

FACTOR	IMPACT	SUMMARY
Momentum	Positive	The Fund benefited benefitted from an overweight to high momentum stocks relative to the benchmark.
Company Size	Positive	The Fund benefitted from an overweight exposure to larger sized companies.
Biotech	Negative	The Fund’s underweight exposure to the biotech sector relative to the benchmark detracted from relative performance.
Profitability	Negative	The Fund’s overweight to profitable companies served as a negative relative contribution factor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Infrastructure Capital Small Cap Income ETF NAV	2.34	17.04
S&P 500 TR	15.00	23.69
Bloomberg US 2000 Value Total Return Index	-0.41	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/SCAP for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 16,137,794
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 113,192
Investment Company Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$16,137,794
Number of Holdings	61
Net Advisory Fee	$113,192
Portfolio Turnover	166%
30-Day SEC Yield	4.49%
30-Day SEC Yield Unsubsidized	4.49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of net investments)
Banks	12.9%
Capital Markets	9.1%
Mortgage REITs	7.1%
Oil, Gas & Consumable Fuels	5.8%
Hotels, Restaurants & Leisure	5.5%
Hotel & Resort REITs	4.0%
Diversified REITs	3.8%
Consumer Staples Distribution & Retail	3.6%
Financial Services	3.6%
Cash & Other	44.6%

Top 10 Issuers	(% of net assets)
Global Net Lease, Inc.	4.4%
Wynn Resorts Ltd.	4.2%
Casey’s General Stores, Inc.	4.1%
East West Bancorp, Inc.	4.1%
Bank of NT Butterfield & Son Ltd.	4.0%
StandardAero, Inc.	3.9%
AGNC Investment Corp.	3.8%
MKS, Inc.	3.7%
Northwestern Energy Group, Inc.	3.5%
Lyft, Inc.	3.4%

Security Type	(% of net assets)
Common Stocks	100.1%
Exchange Traded Funds	12.1%
Preferred Stocks	5.2%
Convertible Preferred Stocks	4.1%
Baby Bonds	1.1%
Exchange Traded Funds Sold Short	-9.2%
Written Options	-0.1%
Cash & Other	-13.3%

Updated Prospectus Web Address	https://infracapfund.com/SCAP
Infrastructure Capital Bond Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Bond Income ETF
Class Name	Infrastructure Capital Bond Income ETF
Trading Symbol	BNDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of January 14, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.infracapfund.com/BNDS. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.infracapfund.com/BNDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS SINCE INCEPTION?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Infrastructure Capital Bond Income ETF	$80	0.87%
[1],[2]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Real Estate and Financials were factors that positively contributed to BNDS’ relative outperformance to the Bloomberg U.S. High Yield Very Liquid Total Return Index (the Fund’s “benchmark”) for the fiscal period. Overweight exposure to the Communication Services sector positively contributed to BNDS’ total return. Underweight exposure to the Healthcare sector detracted from relative performance. Finally, overweight exposure to the Energy sector led to a detraction in relative performance.
For the short fiscal period ended November 30, 2025, the Fund at  NAV returned 8.43%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based bond market index, returned 8.62%, and the benchmark, which serves as the style-specific index, returned 8.12%.

FACTOR	IMPACT	SUMMARY
Real Estate Sector	Positive	The Fund benefited from an overweight to Real Estate relative to the benchmark.
Financial Sector	Positive	The Fund benefited from overweight exposure to Financials relative to the benchmark.
Healthcare Sector	Negative	The Fund’s underweight exposure to the Healthcare sector relative to the benchmark detracted from relative performance.
Energy Sector	Negative	The Fund’s overweight to the Energy sector served as a negative relative contribution factor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average TOTAL RETURN (%)

Since Inception (01/14/2025)
Infrastructure Capital Bond Income ETF NAV	8.43
Bloomberg U.S. Aggregate Bond Index	8.62
Bloomberg U.S. High Yield Very Liquid Index	8.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.infracapfund.com/BNDS for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 18,887,781
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 98,176
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$18,887,781
Number of Holdings	63
Net Advisory Fee	$98,176
Portfolio Turnover	65%
Effective Duration	3.13

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of investments)
Mortgage REITs	13.5%
Oil, Gas & Consumable Fuels	12.3%
Banks	7.0%
All Other Business Support Services	4.7%
Insurance	4.4%
Agricultural Operations	3.6%
Pharmaceutical Preparation Manufacturing	3.5%
Financial Services	3.4%
Petroleum Bulk Stations and Terminals	3.2%
Cash & Other	44.4%

Security Type	(% of net assets)
Corporate Bonds	63.6%
Baby Bonds	19.8%
Preferred Stocks	15.6%
Exchange Traded Funds	0.4%
Cash & Other	0.6%

Top 10 Issuers	(% of net assets)
Plains All American Pipeline LP	4.1%
Land O’ Lakes, Inc.	3.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	3.4%
Genesis Energy LP / Genesis Energy Finance Corp.	3.2%
Crescent Energy Finance LLC	3.0%
BW Real Estate, Inc.	3.0%
Warnermedia Holdings, Inc.	2.9%
Diversified Healthcare Trust	2.8%
Sunoco LP	2.7%
Merchants Bancorp/IN	2.7%

Updated Prospectus Web Address	https://www.infracapfund.com/BNDS

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses may have been higher if the Fund had been in operation for a full fiscal year.